May 01, 2022
CGM Focus Fund Prospectus | CGM Focus Fund
CGM FOCUS FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder fees (fees paid directly from your investment)

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.30%
Total annual Fund operating expenses	1.30%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.30%
Total annual Fund operating expenses	1.30%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years:	1	3	5	10
Cost (with or without redemption):	$132	$412	$713	$1,568

Number of years:	1	3	5	10
Cost (with or without redemption):	$132	$412	$713	$1,568

Portfolio Turnover
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 905% of the average value of its portfolio.
INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
The Fund’s investment objective is long term growth of capital. The Fund intends to pursue its objective by investing a significant portion of the Fund’s assets in a smaller number of companies, industries and/or sectors than other diversified mutual funds. The Fund typically invests in stocks of between 20-40 companies at one time. Up to 25% of the Fund’s total assets may be invested in securities issued by companies within a single industry. The Fund may invest in securities of U.S. and foreign issuers. There is no limit on the extent to which the Fund may invest in foreign companies or be exposed to issuers from any particular country.
The Fund may invest in securities of issuers of any size. If market conditions so warrant, the Fund may establish short positions in specific securities or stock indices. While the Fund expects to invest primarily in equity securities, the Fund may also invest in debt and fixed income securities, including below investment grade debt and/or fixed income securities, commonly referred to as
“junk bonds.” The Fund's investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.
Summary of Principal Risks
The Fund has a long–term approach to achieve its investment objective and is not appropriate for investors that do not intend to hold the fund over a long term. You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Short Sale Risk. Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited.
Industry/Sector Exposure Risk. The Fund’s performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.
Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to events negatively affecting those issuers. The Fund may invest in issuers whose securities react similarly to specific economic, market, political or other developments, which increases the risk associated with investing in fewer issuers.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.
Recent Events. The novel coronavirus (COVID-19) pandemic and related government and public responses have impacted and may continue to impact markets around the world, and could adversely affect the financial performance of certain sectors of the economy and individual issuers. The adverse consequences and long-term effect of the pandemic cannot be accurately predicted and could negatively impact the Fund's performance and the value of an investment in the Fund.
The Russian invasion of Ukraine and the possibility of wider conflict may increase volatility and uncertainty in certain financial markets and may adversely affect regional and global economies, certain sectors of the economy and individual issuers. The conflict may also further contribute to the ongoing disruption of global supply chains for various goods and commodities, including oil and natural gas. Economic sanctions imposed on Russia and its supporters, along with any retaliatory actions or countermeasures, may exacerbate the effects of the conflict. The extent and duration of the conflict cannot be accurately predicted. The conflict and related events could negatively impact the Fund's performance and the value of an investment in the Fund, even if the Fund does not invest in issuers in countries affected by the invasion.
Past Performance
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.
During the 10-year period shown in the bar chart, the highest quarterly return was 24.11% for the quarter ended 3/31/2021 and the lowest quarterly return was -40.34% for the quarter ended 3/31/2020.
Year-by-Year Total Return (as of 12/31 each year)

Average Annual Total Returns (for the periods ended 12/31/21)

Average Annual Total Returns (for the periods ended 12/31/21)
	One Year	Five Years	Ten Years
FUND
Return before taxes	33.52%	0.85%	5.68%
Return after taxes on distributions	33.18%	0.74%	5.63%
Return after taxes on distributions and sale of Fund shares	20.09%	0.64%	4.56%
S&P 500 INDEX (reflects no deduction for fees, expenses or taxes)
	28.71%	18.47%	16.55%

After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
CGM Mutual Fund Prospectus | CGM Mutual Fund
CGM MUTUAL FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks.
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder fees (fees paid directly from your investment)

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution (12b-1) fees	None
Other expenses	0.29%
Total annual Fund operating expenses	1.19%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution (12b-1) fees	None
Other expenses	0.29%
Total annual Fund operating expenses	1.19%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years:	1	3	5	10
Cost (with or without redemption):	$121	$378	$654	$1,443

Number of years:	1	3	5	10
Cost (with or without redemption):	$121	$378	$654	$1,443

Portfolio Turnover
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 657% of the average value of its portfolio.
INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
The Fund seeks to attain its objective by investing in a managed mix of equity and debt securities with 75% of assets invested in equity securities and 25% of its assets in debt or fixed income securities under normal circumstances. However, the Fund is flexibly managed so that the weighting in debt or fixed income securities may be heavier, depending on the investment adviser’s outlook. The fixed income securities the Fund invests in will generally have a maturity of 30 days to more than 30 years and may be of any credit quality.
The Fund may invest in securities of issuers of any size. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies, industries and/or sectors. Up to 25% of the Fund’s total assets may be invested in securities issued by companies within a single industry. The Fund may invest in securities of U.S. and foreign issuers. There is no limit on the extent to which the Fund may invest in foreign companies or be exposed to issuers from any particular country. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.
Summary of Principal Risks
The Fund has a long–term approach to achieve its investment objective and is not appropriate for investors that do not intend to hold the fund over a long term. You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Industry/Sector Exposure Risk. The Fund’s performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.
Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to events negatively affecting those issuers. The Fund may invest in issuers whose securities react similarly to specific economic, market, political or other developments, which increases the risk associated with investing in fewer issuers.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Fixed Income Securities Risk. Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.
Recent Events. The novel coronavirus (COVID-19) pandemic and related government and public responses have impacted and may continue to impact markets around the world, and could adversely affect the financial performance of certain sectors of the economy and individual issuers. The adverse consequences and long-term effect of the pandemic cannot be accurately predicted and could negatively impact the Fund's performance and the value of an investment in the Fund.
The Russian invasion of Ukraine and the possibility of wider conflict may increase volatility and uncertainty in certain financial markets and may adversely affect regional and global economies, certain sectors of the economy and individual issuers. The conflict may also further contribute to the ongoing disruption of global supply chains for various goods and commodities, including oil and natural gas. Economic sanctions imposed on Russia and its supporters, along with any retaliatory actions or countermeasures, may exacerbate the effects of the conflict. The extent and duration of the conflict cannot be accurately predicted. The conflict and related events could negatively impact the Fund's performance and the value of an investment in the Fund, even if the Fund does not invest in issuers in countries affected by the invasion.
Past Performance
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance, and the ICE BofAML U.S. Corporate, Government & Mortgage Index. The ICE BofAML U.S. Corporate, Government & Mortgage Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. market, including U.S. Treasuries, quasi-governments, corporates, covered bonds and residential mortgage pass-throughs. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.
During the 10-year period shown in the bar chart, the highest quarterly return was 20.67% for the quarter ended 6/30/2020 and the lowest quarterly return was -27.79% for the quarter ended 3/31/2020.
Year-by-Year Total Return (as of 12/31 each year)

Average Annual Total Returns (for the periods ended 12/31/21)

Average Annual Total Returns (for the periods ended 12/31/21)
	One Year	Five Years	Ten Years
FUND
Return before taxes	25.14%	6.93%	8.05%
Return after taxes on distributions	14.54%	3.77%	5.75%
Return after taxes on distributions and sale of Fund shares	15.27%	4.10%	5.55%
S&P 500 INDEX (reflects no deduction for fees, expenses or taxes)
	28.71%	18.47%	16.55%
ICE BofAML U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEX (reflects no deduction for fees, expenses or taxes)
	(1.62)%	3.64%	2.96%

After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. "Return after taxes on distributions and sale of Fund shares" may be higher than other figures for the same period if a capital loss occurs upon redemption that results in an assumed tax deduction for the shareholder. ICE BofAML U.S. Corporate, Government & Mortgage Index: ICE Data Indices, LLC ("ICE DATA"), is used with permission. ICE DATA, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE DATA, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend Capital Growth Management Limited Partnership, or any of its products or services.
CGM Realty Fund Prospectus | CGM Realty Fund
CGM REALTY FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide a combination of income and long-term growth of capital.
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder fees (fees paid directly from your investment)

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution (12b-1) fees	None
Other expenses	0.24%
Total annual Fund operating expenses	1.09%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Schedule of Fees
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (Load) Imposed on Purchases	None
Maximum sales charge (Load) Imposed on Reinvested Dividends	None
Redemption fee	None
Exchange fee	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution (12b-1) fees	None
Other expenses	0.24%
Total annual Fund operating expenses	1.09%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years:	1	3	5	10
Cost (with or without redemption):	$111	$347	$601	$1,329

Number of years:	1	3	5	10
Cost (with or without redemption):	$111	$347	$601	$1,329

Portfolio Turnover
The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 473% of the average value of its portfolio.
INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
The Fund invests primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund expects to invest at least 80% of its assets in these securities. The Fund considers a company to be in the real estate industry if construction, ownership, management, financing or sales of residential, commercial or industrial real estate account for at least 50% of its gross revenues or net profits. Companies in the real estate industry include those with significant real estate holdings, such as hotel chains and mining, lumber and paper companies. The Fund may invest up to 20% of its assets in equity or debt securities of companies outside the real estate industry. For example, the Fund has invested in financial institutions and manufacturers of consumer goods. The debt and fixed income securities in which the Fund may invest may be of any credit quality (including below investment grade securities commonly referred to as “junk bonds”) and of any maturity. The Fund may invest in securities of issuers of any size. The Fund may invest in the securities of U.S. and foreign issuers. There is no limit on the extent to which the Fund may invest in foreign companies or be exposed to issuers from any particular country. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.
Summary of Principal Risks
The Fund has a long–term approach to achieve its investment objective and is not appropriate for investors that do not intend to hold the fund over a long term. You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:
Real Estate Industry and Market Risk. Fund performance may be negatively affected by factors with an adverse effect on companies in the real estate industry, such as changes in property values, taxes, interest rates, occupancy rates, government regulations, potential liability under environmental and hazardous waste laws, and, for companies engaged in activities relating to natural resources, factors affecting the value of the products they extract or produce.
Industry/Sector Exposure Risk. The Fund's performance could be negatively affected if it invests heavily in an industry or in a sector that performs poorly.
Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.
Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of issuers, the Fund will be more susceptible to events negatively affecting those issuers. The Fund may invest in issuers whose securities react similarly to specific economic, market, political or other developments, which increases the risk associated with investing in fewer issuers.
Management Risk. The Fund is subject to management risk because it is actively managed and the Fund is generally invested in a small number of securities and industries. Factors that may be difficult to predict, like changes in interest rates or securities valuations, may not lead to the results intended by the investment adviser and may have an adverse effect on the value or performance of the Fund.
Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.
Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable and/or result in increased expenses to the Fund.
Recent Events. The novel coronavirus (COVID-19) pandemic and related government and public responses have impacted and may continue to impact markets around the world, and could adversely affect the financial performance of certain sectors of the economy and individual issuers. The adverse consequences and long-term effect of the pandemic cannot be accurately predicted and could negatively impact the Fund's performance and the value of an investment in the Fund.
The Russian invasion of Ukraine and the possibility of wider conflict may increase volatility and uncertainty in certain financial markets and may adversely affect regional and global economies, certain sectors of the economy and individual issuers. The conflict may also further contribute to the ongoing disruption of global supply chains for various goods and commodities, including oil and natural gas. Economic sanctions imposed on Russia and its supporters, along with any retaliatory actions or countermeasures, may exacerbate the effects of the conflict. The extent and duration of the conflict cannot be accurately predicted. The conflict and related events could negatively impact the Fund's performance and the value of an investment in the Fund, even if the Fund does not invest in issuers in countries affected by the invasion.
Past Performance
The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the Standard & Poor's 500 Index ("S&P 500 Index"), a broad based measure of market performance and the Standard & Poor's United States REIT Index ("S&P U.S. REIT Index"). The S&P U.S. REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.
During the 10-year period shown in the bar chart, the highest quarterly return was 25.83% for the quarter ended 6/30/2020 and the lowest quarterly return was -35.40% for the quarter ended 3/31/2020 .
Year-by-Year Total Return (as of 12/31 each year)

Average Annual Total Returns (for the periods ended 12/31/21)

Average Annual Total Returns (for the periods ended 12/31/21)
	One Year	Five Years	Ten Years
FUND
Return before taxes	28.17%	6.35%	7.28%
Return after taxes on distributions	27.36%	4.28%	5.44%
Return after taxes on distributions and sale of Fund shares	16.87%	4.12%	5.21%
S&P 500 INDEX (reflects no deduction for fees, expenses or taxes)
	28.71%	18.47%	16.55%
S&P U.S. REIT INDEX (reflects no deduction for fees, expenses or taxes)
	43.05%	10.57%	11.21%

After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.